Alliance
Municipal
Trust

-Connecticut Portfolio

                                Alliance Capital [LOGO](R)

Semi-Annual Report
December 31, 1999
(unaudited)

STATEMENT OF NET ASSETS
December 31, 1999 (unaudited)   Alliance Municipal Trust - Connecticut Portfolio
================================================================================

  Principal
   Amount
    (000)     Security(a)                         Yield        Value
--------------------------------------------------------------------------------
              MUNICIPAL BONDS-87.4%
              ARKANSAS-2.2%
              Blytheville IDA
              (Nucor Corp. Project)
              Series 98 AMT VRDN
$     3,500   6/01/28 (b).................       5.80%     $  3,500,000
                                                           ------------
              CONNECTICUT-60.8%
              Connecticut Development
              Authority
              (Central Vermont Public
              Service)
              Series 85 VRDN
      1,000   12/01/15 (b)................       3.35         1,000,000
              Connecticut Development
              Authority
              (Independent Living)
              Series 90 VRDN
      7,015   7/01/15 (b).................       5.65         7,015,000
              Connecticut Development
              Authority
              (Northeast Foods, Inc.)
              Series 98 AMT VRDN
      5,200   6/01/13 (b).................       5.55         5,200,000
              Connecticut Development
              Authority
              (Pierce Memorial Baptist
              Home)
              Series 99 VRDN
        990   10/01/28 (b)................       5.40           990,000
              Connecticut Development
              Authority
              (Rand Whitney Project)
              Series 93 AMT VRDN
      6,000   8/01/23 (b).................       4.85         6,000,000
              Connecticut Development
              Authority
              (Regional YMCA Western
              Connecticut)
              Series 88 VRDN
        849   6/01/08 (b).................       3.85           849,000
              Connecticut Development
              Authority PCR
              (Connecticut Light and
              Power Co.)
              AMBAC Series 96A
              AMT VRDN
      5,900   5/01/31 (b).................       5.20         5,900,000
              Connecticut GO
              Series 92B
      1,000   11/15/00....................       3.80         1,018,081
              Connecticut GO
              Series 95B
      2,000   10/01/00....................       3.75         2,025,276
              Connecticut GO
              Series 99A
      3,000   6/15/00.....................       3.33         3,008,761
              Connecticut HEFA
              (Bradley Health Care)
              Series 97B VRDN
      5,600   7/01/29 (b).................       4.75         5,600,000
              Connecticut HEFA
              (Charlotte Hungerford
              Hospital)
              Series 98C VRDN
      2,225   7/01/13 (b).................       5.35         2,225,000
              Connecticut HEFA
              (Connecticut State
              University Systems)
              FSA Series 99C
      1,035   11/01/00....................       3.90         1,052,440
              Connecticut HEFA
              (Jerome Home Project)
              Series 97C VRDN
      3,630   7/01/29 (b).................       4.75         3,630,000
              Connecticut HEFA
              (Kingswood-Oxford
              School Inc.)
              Series 89 VRDN
        980   2/01/09 (b).................       3.85           980,000
              Connecticut HEFA
              (Pomfret School Issue)
              Series 95A VRDN
      1,000   7/01/24 (b).................       5.50         1,000,000
              Connecticut HEFA
              (St. Mary's Hospital)
              Series 90C Pre-refunded
      1,500   7/01/00.....................       3.75         1,555,558
              Connecticut HEFA
              (St. Raphel Hospital)
              Series 98J VRDN
      5,000   7/01/22 (b).................       5.10         5,000,000

                                                      Alliance Municipal Trust -
STATEMENT OF NET ASSETS (continued)                   Connecticut Portfolio
================================================================================

  Principal
   Amount
    (000)     Security(a)                         Yield        Value
--------------------------------------------------------------------------------
              Connecticut HEFA
              (St. Raphel Hospital)
              Series 98K VRDN
$     2,200   7/01/22 (b).................       5.10%     $  2,200,000
              Connecticut HEFA
              (Yale University)
              Series 97T-1 VRDN
      7,300   7/01/29 (b).................       5.10         7,300,000
              Connecticut HEFA
              (Yale University)
              Series 99U VRDN
      2,000   7/01/33 (b).................       5.50         2,000,000
              Connecticut HFA
              Series 99C-2 PPB
      3,800   5/15/31 (b).................       3.90         3,800,000
              Connecticut Special
              Assessment
              Unemployment
              Compensation
              FGIC Series 93C PPB
      4,500   11/15/01 (b)................       3.38         4,500,000
              Connecticut Special Tax
              Obligation
              (2nd Lien Transportation
              Infrastructure)
              Series 90-1 VRDN
      5,700   12/01/10 (b)................       5.70         5,700,000
              Connecticut Special Tax
              Obligation
              (Transport Infrastructure)
              Escrowed to Maturity
              Series 91
      3,000   10/01/00....................       3.73         3,135,905
              Connecticut Special Tax
              Obligation
              (Transport Infrastructure)
              Series 92B
      4,275   9/01/00.....................       3.75         4,317,564
              Connecticut Special Tax
              Obligation
              (Transport Infrastructure)
              Series 92S
      1,000   2/15/00.....................       3.15         1,002,804
              East Hartford GO
              FGIC Series 99
      1,080   1/15/00.....................       2.90         1,080,903
              Meriden GO
              AMBAC Series 99
      2,670   8/01/00.....................       3.50         2,689,473
              New Fairfield GO BAN
              Series 99
      2,589   2/02/00.....................       3.35         2,589,827
              New Haven GO
              FGIC
      1,000   2/01/00.....................       2.90         1,001,058
              Norwalk GO
              Series 99
      1,000   7/12/00.....................       3.33         1,000,858
                                                           ------------
                                                             96,367,508
                                                           ------------
              DELAWARE-2.9%
              Delaware Economic
              Development Authority
              IDAR
              (Delaware Clean Power
              Project)
              Series 97A
              AMT VRDN
      3,000   8/01/29 (b).................       5.85         3,000,000
              Delaware Economic
              Development Authority
              PCR
              (Delmarva Power & Light
               Co.)
              Series 99A VRDN
      1,600   7/01/24 (b).................       5.65         1,600,000
                                                           ------------
                                                              4,600,000
                                                           ------------
              ILLINOIS-0.6%
              St. Charles IDA
              (Pier 1 Imports-
              Midwest Project)
              AMT VRDN
      1,000   12/15/26 (b)................       5.70         1,000,000
                                                           ------------
              KANSAS-1.5%
              Butler County PCR
              (Texaco Inc. Project)
              Series 96B
              AMT VRDN
      2,400   8/01/24 (b).................       5.40         2,400,000
                                                           ------------

                                Alliance Municipal Trust - Connecticut Portfolio
================================================================================

  Principal
   Amount
    (000)     Security(a)                         Yield        Value
--------------------------------------------------------------------------------
              LOUISIANA-2.1%
              Calcasieu Parish IDA
              (Citgo Petroleum Corp.)
              Series 96-2
              AMT VRDN
$     1,000   7/01/26 (b).................       5.40%     $  1,000,000
              West Baton Rouge IDA
              (Dow Chemical Corp.)
              Series 95
              AMT VRDN
      2,300   11/01/25 (b)................       5.45         2,300,000
                                                           ------------
                                                              3,300,000
                                                           ------------
              PENNSYLVANIA-5.6%
              Allegheny County IDA
              (Carrington of South
              Hills)
              Series 96
              AMT VRDN
      5,600   7/01/26 (b).................       5.60         5,600,000
              Montgomery County
              (PA Higher Education &
              Health Loan)
              Series 96A VRDN
      3,255   8/01/21 (b).................       5.45         3,255,000
                                                           ------------
                                                              8,855,000
                                                           ------------
              SOUTH CAROLINA-3.1%
              Florence County PCR
              (Roche Carolina Inc.
              Project)
              Series 98
              AMT VRDN
      4,900   4/01/28 (b).................       5.40         4,900,000
                                                           ------------
              TENNESSEE-3.1%
              Education Funding
              of the South
              (Student Funding Corp.)
              Series 87A-3
              AMT VRDN
      5,000   12/01/17 (b)................       5.30         5,000,000
                                                           ------------
              TEXAS-5.5%
              Brazos River Harbor
              Navigation District
              (Dow Chemical Co.
              Project)
              Series 92A
              AMT VRDN
      1,100   12/01/18 (b)................       5.45         1,100,000
              Brazos River Harbor
              Navigation District
              (Dow Chemical Co.
              Project)
              Series 96
              AMT VRDN
      3,500   4/01/26 (b).................       5.45         3,500,000
              Brazos River Harbor
              Navigation District
              (Dow Chemical Project)
              Series 98 A
              AMT VRDN
        500   3/01/28 (b).................       5.45           500,000
              Midlothian IDA
              (Texas Industries)
              Series 99
              AMT VRDN
      3,600   5/01/29 (b).................       5.40         3,600,000
                                                           ------------
                                                              8,700,000
                                                           ------------
              Total Municipal Bonds
              (amortized cost
              $138,622,508)...............                  138,622,508
                                                           ------------
              COMMERCIAL PAPER-10.5%
              CONNECTICUT-10.5%
              Connecticut Development
              Authority
              (New England Power Co.
              Project)
              Series 99
      3,500   1/10/00.....................       3.75         3,500,000
              Connecticut HEFA
              (Ascension Health Credit
              Group)
              Series 99B
      3,200   1/26/00.....................       3.65         3,200,000

                                                      Alliance Municipal Trust -
STATEMENT OF NET ASSETS (continued)                   Connecticut Portfolio
================================================================================

  Principal
   Amount
    (000)     Security(a)                         Yield        Value
--------------------------------------------------------------------------------
              Connecticut HEFA
              (Yale University)
              Series S-2
$     5,000   3/09/00.....................       3.50%     $  5,000,000
              Connecticut Special
              Assessment Injury Fund
      5,000   4/11/00.....................       3.70         5,000,000
                                                           ------------
              Total Commercial Paper
              (amortized cost
              $16,700,000)................                   16,700,000
                                                           ------------
              TOTAL INVESTMENTS -97.9%
              (amortized cost
              $155,322,508)...............                  155,322,508
              Other assets less
              liabilities-2.1%............                    3,278,982
                                                           ------------
              NET ASSETS-100%
              (offering and redemption
              price of $1.00 per share;
              158,631,082 shares
              outstanding)................                 $158,601,490
                                                           ============

--------------------------------------------------------------------------------

(a) All securities either mature or their interest rate changes in 397 days or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC      - American Municipal Bond Assurance Corporation
      AMT        - Alternative Minimum Tax
      BAN        - Bond Anticipation Note
      FGIC       - Financial Guaranty Insurance Company
      FSA        - Financial Security Assurance, Inc.
      GO         - General Obligation
      HEFA       - Health & Educational Facility Authority
      HFA        - Housing Finance Agency/Authority
      IDA        - Industrial Development Authority
      PCR        - Pollution Control Revenue

      See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 1999
(unaudited)                     Alliance Municipal Trust - Connecticut Portfolio
================================================================================

INVESTMENT INCOME
    Interest ........................................................................                    $ 2,664,458
EXPENSES
    Advisory fee (Note B) ...........................................................   $   390,693
    Distribution assistance and administrative service (Note C) .....................       363,959
    Custodian fees ..................................................................        37,200
    Transfer agency (Note B) ........................................................        35,215
    Printing ........................................................................        10,174
    Audit and legal fees ............................................................         5,889
    Registration fees ...............................................................         3,836
    Trustees' fees ..................................................................         1,241
    Miscellaneous ...................................................................         4,898
                                                                                        -----------
    Total expenses ..................................................................       853,105
    Less: expense reimbursement .....................................................       (71,719)
                                                                                        -----------
    Net expenses ....................................................................                        781,386
                                                                                                         -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ..........................................                    $ 1,883,072
                                                                                                         ===========

--------------------------------------------------------------------------------
See notes to financial statements.

STATEMENT OF CHANGES
IN NET ASSETS                   Alliance Municipal Trust - Connecticut Portfolio
================================================================================

                                                                               Six Months Ended
                                                                               December 31, 1999              Year Ended
                                                                                  (unaudited)                June 30, 1999
                                                                               -----------------             -------------
INCREASE IN NET ASSETS FROM OPERATIONS
    Net investment income ..................................................     $   1,883,072               $   3,397,313
DIVIDENDS TO SHAREHOLDERS FROM:
    Net investment income ..................................................        (1,883,072)                 (3,397,313)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
    Net increase (Note E) ..................................................        15,200,217                  19,294,307
                                                                                 -------------               -------------
    Total increase .........................................................        15,200,217                  19,294,307
NET ASSETS
    Beginning of year ......................................................       143,401,273                 124,106,966
                                                                                 -------------               -------------
    End of period ..........................................................     $ 158,601,490               $ 143,401,273
                                                                                 =============               =============

--------------------------------------------------------------------------------
See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 1999 (unaudited)   Alliance Municipal Trust - Connecticut Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio (the "Portfolio"), Alliance Municipal Trust-New Jersey Portfolio, Alliance Muncipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio and Alliance Municipal Trust-Massachusetts Portfolio. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end. Dividends paid from net investment income for the six months ended December 31, 1999, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser has agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 1999, the reimbursement amounted to $71,719.

The Portfolio compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $13,649 for the six months ended December 31, 1999.

For the six months ended December 31, 1999, the Fund's expenses were reduced by $540 under an expense offset arrangement with Alliance Fund Services, Inc.

NOTES TO FINANCIAL STATEMENTS
(continued)                     Alliance Municipal Trust - Connecticut Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 1999, the distribution fee amounted to $195,347. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services, and may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 1999, such payments by the Portfolio amounted to $168,612, of which $46,500 was paid to the Adviser.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At December 31, 1999, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. At June 30, 1999, the Portfolio had a capital loss carryforward of $29,592, of which $10,717 expires in 2000, $16,849 expires in 2002 and $2,026 expires in the year 2004.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. At December 31, 1999, capital paid-in aggregated $158,631,082. Transactions, all at $1.00 per share, were as follows:

                                                                               Six Months Ended               Year Ended
                                                                               December 31, 1999               June 30,
                                                                                  (unaudited)                    1999
                                                                               -----------------             ------------
Shares sold ................................................................      236,970,922                 489,172,712
Shares issued on reinvestments of dividends ................................        1,883,072                   3,397,313
Shares redeemed ............................................................     (223,653,777)               (473,275,718)
                                                                                 ------------                ------------
Net increase ...............................................................       15,200,217                  19,294,307
                                                                                 ============                ============

FINANCIAL HIGHLIGHTS            Alliance Municipal Trust - Connecticut Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout Each Period

                                               Six Months
                                                 Ended
                                              December 31,                           Year Ended June 30,
                                                  1999         ---------------------------------------------------------------
                                              (unaudited)        1999         1998          1997          1996          1995
                                              ------------     --------     --------      --------      --------      --------
Net asset value, beginning of year ......       $   1.00       $   1.00     $   1.00      $   1.00      $   1.00      $   1.00
                                                --------       --------     --------      --------      --------      --------
Income From Investment Operations
Net investment income (a) ...............           .012           .022         .027          .027          .028          .028
                                                --------       --------     --------      --------      --------      --------
Less: Dividends
Dividends from net investment income ....          (.012)         (.022)       (.027)        (.027)        (.028)        (.028)
                                                --------       --------     --------      --------      --------      --------
Net asset value, end of period ..........       $   1.00       $   1.00     $   1.00      $   1.00      $   1.00      $   1.00
                                                ========       ========     ========      ========      ========      ========
Total Return
Total investment return based on net
    asset value (b) .....................           1.21%          2.25%        2.75%         2.76%         2.88%         2.78%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)       $158,601       $143,401     $124,107      $102,612      $ 95,812      $ 75,991
Ratios to average net assets of:
    Expenses, net of waivers and
      reimbursements ....................           1.00%(c)       1.00%         .93%          .80%          .80%          .80%
    Expenses, before waivers and
      reimbursements ....................           1.09%(c)       1.07%        1.06%         1.10%         1.15%         1.21%
    Net investment income (a) ...........           2.43%(c)       2.22%        2.69%         2.72%         2.84%         2.77%

--------------------------------------------------------------------------------

(a)   Net of expenses reimbursed or waived by the Adviser.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period less than one year is not annualized.

(c)   Annualized.

                                                      Alliance Municipal Trust -
CHANGE IN INDEPENDENT ACCOUNTANT                      Connecticut Portfolio
================================================================================

McGladrey & Pullen, LLP ("McGladrey") resigned as independent auditors of the Fund pursuant to an agreement by PricewaterhouseCoopers LLP ("PwC") to acquire McGladrey's investment company practice. The McGladrey partners and professionals serving the Fund at the time of the acquisition joined PwC.

The reports of McGladrey on the financial statements of the Fund during the past two fiscal years contained no adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.

In connection with its audit for the two most recent fiscal years and through August 27, 1999, there were no disagreements with McGladrey on any matter of accounting principle or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of McGladrey would have caused it to make reference to the subject matter of disagreement in connection with its report.

On September 25, 1999, the Fund, with the approval of its Trustees and its Audit Committee, engaged PwC as its independent auditors.

                                Alliance Municipal Trust - Connecticut Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

Dave H. Williams, Chairman                   William H. Foulk, Jr. (1)
John D. Carifa                               David K. Storrs (1)
Sam Y. Cross (1)                             Shelby White (1)
Charles H.P. Duell (1)

OFFICERS

Ronald M. Whitehill, President               Frances M. Dunn, Vice President
Kathleen A. Corbet, Senior Vice President    William J. Fagan, Vice President
Drew A. Biegel, Senior Vice President        Linda D. Kelley, Vice President
John R. Bonczek, Senior Vice President       Joseph R. LaSpina, Vice President
Patricia Ittner, Senior Vice President       Eileen M. Murphy, Vice President
Robert I. Kurzweil, Senior Vice President    William E. Oliver, Vice President
Wayne D. Lyski, Senior Vice President        Edmund P. Bergan, Jr., Secretary
Raymond J. Papera, Senior Vice President     Mark D. Gersten, Treasurer &
Doris T. Ciliberti, Vice President             Chief Financial Officer
                                             Vincent S. Noto, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Fund Services
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1)   Members of the Audit Committee.

Alliance Municipal Trust - Connecticut Portfolio                 ---------------
1345 Avenue of the Americas, New York, NY 10105                     BULK RATE
Toll free 1 (800) 221-5672                                        U.S. POSTAGE
                                                                      PAID
                                                                  New York, NY
                                                                 Permit No. 7131
                                                                 ---------------

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

|1| |#| |1| |2| |8| |#|

For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

Distribution of this report other than to shareholders must be preceded or accompanied by the Fund's current prospectus, which contains further information about the Fund.

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTCTSR1299